Operating Segments	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Operating Segments

Note 26: Operating Segments
We reorganized our management reporting into four reportable operating segments: Consumer Banking and Lending; Commercial Banking; Corporate and Investment Banking; and Wealth and Investment Management. All other business activities that are not included in the reportable operating segments have been included in Corporate. We define our reportable operating segments by type of product and customer segment, and their results are based on our management reporting process. The management reporting process measures the performance of the reportable operating segments based on the Company’s management structure, and the results are regularly reviewed by our Chief Executive Officer and Operating Committee. The management reporting process is based on U.S. GAAP and includes specific adjustments, such as funds transfer pricing for asset/liability management, shared revenues and expenses, and taxable-equivalent adjustments to consistently reflect income from taxable and tax-exempt sources, which allows management to assess performance consistently across the operating segments.
Prior period reportable operating segment results have been revised to reflect the reorganization of our management reporting structure. The reorganization did not impact the previously reported consolidated financial results of the Company.

Consumer Banking and Lending offers diversified financial products and services for consumers and small businesses with annual sales generally up to $5 million. These financial products and services include checking and savings accounts, credit and debit cards, as well as home, auto, personal, and small business lending.

Commercial Banking provides financial solutions to private, family owned and certain public companies. Products and services include banking and credit products across multiple industry sectors and municipalities, secured lending and lease products, and treasury management.

Corporate and Investment Banking delivers a suite of capital markets, banking, and financial products and services to corporate, commercial real estate, government and institutional clients globally. Products and services include corporate banking, investment banking, treasury management, commercial real estate lending and servicing, equity and fixed income solutions, as well as sales, trading, and research capabilities.

Wealth and Investment Management provides personalized wealth management, investment and retirement products and services to clients across U.S.-based businesses including Wells Fargo Advisors, The Private Bank, Abbot Downing, and Wells Fargo Asset Management. We serve clients’ brokerage needs, and deliver financial planning, private banking, credit, and fiduciary services to high-net worth and ultra-high-net worth individuals and families. We also provide investment management capabilities delivered to global investment institutional clients through separate accounts and the Wells Fargo Funds.

Corporate includes corporate treasury and enterprise functions, net of allocations (including funds transfer pricing, capital, liquidity and certain expenses), in support of the reportable operating segments, as well as our investment portfolio and affiliated venture capital and private equity partnerships. In addition, Corporate includes all restructuring charges related to efficiency initiatives. See Note 22 (Restructuring Charges) for more information on restructuring charges. Corporate also includes certain lines of business that management has determined are no longer consistent with the long-term strategic goals of the Company, including our student loan and rail car leasing businesses, as well as previously divested businesses.

Basis of Presentation
FUNDS TRANSFER PRICING Corporate treasury manages a funds transfer pricing methodology that considers interest rate risk, liquidity risk, and other product characteristics. Operating segments pay a funding charge for their assets and receive a funding credit for their deposits, both of which are included in net interest income. The net impact of the funding charges or credits is recognized in corporate treasury.

REVENUE AND EXPENSE SHARING When lines of business jointly serve customers, the line of business that is responsible for providing the product or service recognizes revenue or expense with a referral fee paid or an allocation of cost to the other line of business based on established internal revenue-sharing agreements.
When a line of business uses a service provided by another line of business or enterprise function (included in Corporate), expense is generally allocated based on the cost and use of the service provided.

TAXABLE-EQUIVALENT ADJUSTMENTS Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
Table 26.1 presents our results by operating segment.
Table 26.1: Operating Segments

	Year ended December 31,
($ in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
2020
Net interest income (2)	$23,378	6,191	7,501	2,993	247	(475)	39,835
Noninterest income	10,638	3,547	6,319	11,519	3,216	(2,734)	32,505
Total revenue	34,016	9,738	13,820	14,512	3,463	(3,209)	72,340
Provision for credit losses	5,662	3,744	4,946	249	(472)	—	14,129
Noninterest expense	26,976	6,908	7,703	12,051	3,992	—	57,630
Income (loss) before income tax expense (benefit)	1,378	(914)	1,171	2,212	(57)	(3,209)	581
Income tax expense (benefit)	302	(238)	330	552	(742)	(3,209)	(3,005)
Net income (loss) before noncontrolling interests	1,076	(676)	841	1,660	685	—	3,586
Less: Net income (loss) from noncontrolling interests	—	5	(1)	4	277	—	285
Net income (loss)	$1,076	(681)	842	1,656	408	—	3,301
2019
Net interest income (2)	$25,786	8,184	8,005	3,917	1,950	(611)	47,231
Noninterest income	12,105	4,154	6,223	11,815	5,859	(2,324)	37,832
Total revenue	37,891	12,338	14,228	15,732	7,809	(2,935)	85,063
Provision for credit losses	2,184	190	173	2	138	—	2,687
Noninterest expense	26,998	7,068	7,432	13,363	3,317	—	58,178
Income (loss) before income tax expense (benefit)	8,709	5,080	6,623	2,367	4,354	(2,935)	24,198
Income tax expense (benefit)	2,814	1,266	1,658	590	764	(2,935)	4,157
Net income before noncontrolling interests	5,895	3,814	4,965	1,777	3,590	—	20,041
Less: Net income (loss) from noncontrolling interests	—	6	(1)	9	478	—	492
Net income	$5,895	3,808	4,966	1,768	3,112	—	19,549
2018
Net interest income (2)	$26,985	8,748	8,345	4,317	2,259	(659)	49,995
Noninterest income	12,930	4,332	5,726	11,552	4,013	(2,140)	36,413
Total revenue	39,915	13,080	14,071	15,869	6,272	(2,799)	86,408
Provision for credit losses	1,931	(79)	13	(9)	(112)	—	1,744
Noninterest expense	26,162	7,368	7,471	12,551	2,574	—	56,126
Income (loss) before income tax expense (benefit)	11,822	5,791	6,587	3,327	3,810	(2,799)	28,538
Income tax expense (benefit)	2,915	1,456	1,663	831	1,596	(2,799)	5,662
Net income before noncontrolling interests	8,907	4,335	4,924	2,496	2,214	—	22,876
Less: Net income (loss) from noncontrolling interests	—	27	(7)	1	462	—	483
Net income	$8,907	4,308	4,931	2,495	1,752	—	22,393
2020
Loans (average)	$376,463	211,436	255,324	78,775	19,790	—	941,788
Assets (average)	432,042	228,653	521,861	87,505	673,440	—	1,943,501
Deposits (average)	722,085	200,381	234,332	162,521	56,692	—	1,376,011
Loans (period-end)	362,796	188,977	244,456	80,785	10,623	—	887,637
Assets (period-end)	420,995	209,134	508,793	89,380	726,861	—	1,955,163
Deposits (period-end)	784,565	208,284	203,004	175,515	33,013	—	1,404,381
2019
Loans (average)	$379,766	229,354	248,310	74,986	18,540	—	950,956
Assets (average)	439,396	248,169	520,973	83,590	621,316	—	1,913,444
Deposits (average)	629,110	186,942	238,651	139,151	92,407	—	1,286,261
Loans (period-end)	385,002	224,781	253,436	77,140	21,906	—	962,265
Assets (period-end)	448,971	244,984	538,383	86,505	608,712	—	1,927,555
Deposits (period-end)	647,152	194,469	261,134	143,873	75,998	—	1,322,626
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets as well as interest credits for any funding of a segment available to be provided to other segments. The cost of liabilities includes actual interest expense on segment liabilities as well as funding charges for any funding provided from other segments.